Operating Segment Results - Schedule of Long-Lived Assets by Country (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Plant, property and equipment, net	$ 8,210	$ 8,206
U.S.
Segment Reporting Information [Line Items]
Plant, property and equipment, net	6,484	6,640
Canada
Segment Reporting Information [Line Items]
Plant, property and equipment, net	$ 1,726	$ 1,566